Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Stock Options
The following is a summary of stock options for the years ended December 31, 2015, 2014 and 2013, which includes 3,644 stock options issued in connection with the NYSE acquisition:

	Number of Options	Weighted Average Exercise Price per Option
Outstanding at January 1, 2013	933,953	$85.07
Granted	152,361	127.21
Exercised	(213,967)	62.67
Outstanding at December 31, 2013	872,347	97.92
Granted	154,202	206.87
Exercised	(263,682)	51.86
Outstanding at December 31, 2014	762,867	136.03
Granted	176,467	207.97
Exercised	(164,783)	101.98
Outstanding at December 31, 2015	774,551	159.66

Details of Stock Options Outstanding
Details of stock options outstanding as of December 31, 2015 are as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (In millions)
Vested or expected to vest	774,551	$159.66	6.3	$75
Exercisable	539,973	$139.36	5.2	$63

Stock Options Valuation Assumptions
During the years ended December 31, 2015, 2014 and 2013, we used the weighted-average assumptions in the table below to compute the value of all options for shares of common stock granted to employees:

	Year Ended December 31,
Assumptions	2015	2014	2013
Risk-free interest rate	1.08%	1.23%	0.53%
Expected life in years	5.0	5.0	4.0
Expected volatility	24%	27%	37%
Expected dividend yield	1.25%	1.26%	0%
Estimated weighted-average fair value of options granted per share	$40.94	$45.23	$38.41

Summary of Nonvested Restricted Stock Options
The following is a summary of the nonvested restricted shares under all plans discussed above for the years ended December 31, 2015, 2014 and 2013:

	Number of Restricted Stock Shares	Weighted Average Grant-Date Fair Value per Share
Nonvested at January 1, 2013	878,086	$113.25
Granted	825,919	164.24
Vested	(426,025)	113.02
Forfeited	(43,428)	125.81
Nonvested at December 31, 2013	1,234,552	147.00
Granted	560,380	204.92
Vested	(655,292)	146.14
Forfeited	(68,645)	162.83
Nonvested at December 31, 2014	1,070,995	176.82
Granted	691,518	210.46
Vested	(436,561)	159.92
Forfeited	(71,717)	169.52
Nonvested at December 31, 2015	1,254,235	199.44